Advertising Service Revenue from Related Parties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Advertising service revenue from related parties	$ 14,595,294	$ 3,445,101	$ 3,042,044
CTV Golden Bridge International Media Co., Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Advertising service revenue from related parties			277,749
Sina.com | Charles Cao
Related Party Transaction [Line Items]
Advertising service revenue from related parties	1,466,979	1,034,741	548,988
Sohu . com | Daqing Qi
Related Party Transaction [Line Items]
Advertising service revenue from related parties		738,947	438,536
China Vanke Co., Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Advertising service revenue from related parties	909,109	465,998	459,376
Home-Inn | Neil Nanpeng Shen
Related Party Transaction [Line Items]
Advertising service revenue from related parties			89,076
Ctrip.com | Neil Nanpeng Shen
Related Party Transaction [Line Items]
Advertising service revenue from related parties		79,601	486,263
51.com | Neil Nanpeng Shen
Related Party Transaction [Line Items]
Advertising service revenue from related parties		22,993
Qihoo.com | Neil Nanpeng Shen
Related Party Transaction [Line Items]
Advertising service revenue from related parties		17,461	38,008
Giant Interactive Group Inc. | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Advertising service revenue from related parties	13,911	385,720	368,242
StormNet Information Technology | David Zhang
Related Party Transaction [Line Items]
Advertising service revenue from related parties		2,569
Tea Care Group Ltd. | Fumin Zhuo
Related Party Transaction [Line Items]
Advertising service revenue from related parties	5,461	697,071	292,606
Fosun International Limited | Major Shareholder
Related Party Transaction [Line Items]
Advertising service revenue from related parties	4,613,446
Focus Technology Co., Ltd. | Fumin Zhuo
Related Party Transaction [Line Items]
Advertising service revenue from related parties			43,200
Joyyoung, Inc. | Ying Wu
Related Party Transaction [Line Items]
Advertising service revenue from related parties	13,313
Shen Yin Wan Guo Securities Co.,Ltd. | Fumin Zhuo
Related Party Transaction [Line Items]
Advertising service revenue from related parties	5,661
Redbaby . com | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Advertising service revenue from related parties	4,465,478
Tuna800 . com | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Advertising service revenue from related parties	468,410
Juewei Foods, Inc. | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Advertising service revenue from related parties	544,106
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Advertising service revenue from related parties	$ 2,089,420